Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

		Other		Deferred
		comprehensive	Non-cash	financing
	Cash flows	income	items	costs, assets	Borrowings
January 1, 2021					3,773,221
Proceeds from loans	471,867	—	—	—	471,867
Loans and bond repayments	(592,463)	—	—	—	(592,463)
Additions in deferred loan fees	(13,437)	—	297	1,254	(11,886)
Deferred loan fees received	379	—	—	—	379
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	20,286	—	20,286
Retranslation of the NOK 2024 Bonds in USD	—	(3,184)	—	—	(3,184)
December 31, 2021					3,658,220
Proceeds from loans and bonds, net of discount	374,659	—	—	—	374,659
Loans and bond repayments	(729,849)	—	—	—	(729,849)
Additions in deferred loan fees	(5,188)	—	(6,036)	3,214	(8,010)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	15,936	—	15,936
Retranslation of the NOK 2024 Bonds in USD	—	(11,212)	—	—	(11,212)
December 31, 2022					3,299,744
Proceeds from loans	2,431,355	—	—	—	2,431,355
Loans and bond repayments	(2,676,420)	—	—	—	(2,676,420)
Additions in deferred loan fees	(40,756)	—	(129)	(683)	(41,568)
Amortization and write-off of deferred loan/bond issuance costs/premium and discount (Note 19)	—	—	42,418	—	42,418
Retranslation of the NOK 2024 Bonds in USD	—	(2,624)	(1)	—	(2,625)
December 31, 2023					3,052,904

Schedule of reconciliation of derivatives arising from financing activities

		Other
	Cash	comprehensive	Non-cash	Net derivative
	flows	loss	items	(liabilities)/assets
January 1, 2021				(107,760)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	59,407	59,407
Ineffective portion of cash flow hedges (Note 26)	—	—	(5)	(5)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(3,345)	—	(3,345)
December 31, 2021				(51,703)
Unrealized gain on derivative financial instruments held for trading (Note 26)	—	—	92,409	92,409
Ineffective portion of cash flow hedges (Note 26)	—	—	398	398
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(10,828)	—	(10,828)
December 31, 2022				30,276
Unrealized loss on derivative financial instruments held for trading (Note 26)	—	—	(526)	(526)
Ineffective portion of cash flow hedges (Note 26)	—	—	(241)	(241)
Proceeds from interest rate swaps termination	(35,789)	—	—	(35,789)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(2,829)	—	(2,829)
December 31, 2023				(9,109)

Schedule of reconciliation of lease liabilities arising from financing activities

	Cash flows	Non-cash items	Lease liabilities
January 1, 2021			196,170
Interest expense on leases (Note 19)	—	10,269	10,269
Additions	—	121,520	121,520
Payments for interest	(10,269)	—	(10,269)
Principal elements of lease payments	(14,843)	3	(14,840)
December 31, 2021			302,850
Interest expense on leases (Note 19)	—	13,639	13,639
Additions	—	75,788	75,788
Payments for interest	(13,639)	—	(13,639)
Principal elements of lease payments	(42,262)	—	(42,262)
December 31, 2022			336,376
Interest expense on leases (Note 19)	—	17,227	17,227
Additions	—	109,907	109,907
Payments for interest	(17,227)	—	(17,227)
Principal elements of lease payments	(62,858)	—	(62,858)
December 31, 2023			383,425